Fund	Case	Description	Parties
Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.   Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

 On August 26, 2022, final judgment based on the settlement agreement was entered by the Puerto Rico Commonwealth Court.  Disbursement of settlement funds is pending further court determination as to the allocation of certain litigation expenses. Accordingly, this case is effectively terminated.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.   Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

 On August 26, 2022, final judgment based on the settlement agreement was entered by the Puerto Rico Commonwealth Court.  Disbursement of settlement funds is pending further court determination as to the allocation of certain litigation expenses. Accordingly, this case is effectively terminated.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.   Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

 On August 26, 2022, final judgment based on the settlement agreement was entered by the Puerto Rico Commonwealth Court.  Disbursement of settlement funds is pending further court determination as to the allocation of certain litigation expenses. Accordingly, this case is effectively terminated.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

GNMA & US Gvmt Target Maturity Fund for PR Residents, Inc.		No pending cases
Multi Select Securities Fund for PR Residents		No pending cases